ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Lodging Group, Limited (the “Company”) was incorporated in the Cayman Islands under the laws of the Cayman Islands on January 4, 2007. The principal business activities of the Company and its subsidiaries (the “Group”) are to develop leased, manachised and franchised hotels under the “Joya Hotel”, “Manxin Hotels & Resorts ”, “JI Hotel”, “Starway Hotel” , “HanTing Hotel”, “Elan Hotel” and “Hi Inn” brands in the People’s Republic of China (“PRC”). As of December 31, 2015, the Group does not own any hotel properties.

Leased hotels

The Group leases hotel properties from property owners and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the Group brands at the beginning of the lease, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease.

Under the lease arrangements, the Group typically receives rental holidays of two to six months and pays rent on a quarterly or biannual basis. Rent is typically subject to the fixed escalations of three to five percent every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term.

As of December 31, 2014 and 2015, the Group had 611 and 616 leased hotels in operation, respectively.

Manachised and franchised hotels

Typically the Group enters into certain franchise and management arrangements with franchisees for which the Group is responsible for providing branding, quality assurance, training, reservation, hiring and appointing of the hotel general manager and various other support services relating to the hotel renovation and operation. Those hotels are classified as manachised hotels. Under typical franchise and management agreements, the franchisee is required to pay an initial franchise fee and ongoing franchise and management service fees, the majority of which are equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development, renovation and the costs of its operations. The term of the franchise and management agreements are typically eight to ten years and are renewable upon mutual agreement between the Group and the franchisee. The Group also has a small number of franchised hotels in which cases the Group does not provide a hotel general manager. As of December 31, 2014 and 2015, the Group had 1,376 and 2,067 manachised hotels in operation and 8 and 80 franchised hotels in operation, respectively.